   As filed with the Securities and Exchange Commission on February 26, 2004

                                           Registration Nos. 33-61997, 811-7343
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 -------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                          Pre-Effective Amendment No.                       [_]
                        Post-Effective Amendment No. 24                     [X]

                                    and/or
                       REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940                      [_]
                               Amendment No. 25                             [X]

                       (Check appropriate box or boxes)

                                 -------------

                  THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
              (Exact name of registrant as specified in charter)

                          GATEWAY CENTER THREE (GC3)
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)

                                 -------------

      Registrant's Telephone Number, Including Area Code: (973) 367-1495

                             Lori E. Bostrom, Esq.
                          Gateway Center Three (GC3)
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077
                    (Name and Address of Agent for Service)

                                 -------------

                 Approximate date of proposed public offering:
                  As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                           (check appropriate box):


          [X] immediately upon filing pursuant to paragraph (b)
          [_] on (date) pursuant to paragraph (b)
          [_] 60 days after filing pursuant to paragraph (a)(1)
          [_] on (date) pursuant to paragraph (a)(1)
          [_] 75 days after filing pursuant to paragraph (a)(2)
          [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

              If appropriate, check the following box:
          [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered . . . . Shares of common stock, par value
                               $.001 per share.

================================================================================

                               Explanatory Note


                                 -------------




   This Post-Effective Amendment No. 24 to the Registrant's registration statement (the "Registration Statement") on Form N-1A (File Nos. 33-61997; 811-7343) consists of the following:



(1) Facing Sheet of the Registration Statement; and



(2) Part C of the Registration Statement (including signature pages).



   Part A of Post-Effective Amendment No. 21 to the Registration Statement, which was filed on December 3, 2003, is hereby incorporated by reference into this Post-Effective Amendment No. 24 to the extent Part A of Post-Effective Amendment No. 21 contains the prospectuses of Jennison Growth Fund, Dryden Active Allocation Fund and Jennison Equity Opportunity Fund (three of the six currently existing series of the Registrant). Part A of Post-Effective Amendment No. 23 to the Registration Statement, which was filed on February 17, 2004, is hereby incorporated by reference into this Post-Effective Amendment No. 24, to the extent Part A of Post-Effective Amendment No. 23 contains the combined prospectus of the JennisonDryden Asset Allocation Funds:
JennisonDryden Conservative Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Growth Allocation Fund (the other three currently existing series of the Registrant). Part B of Post-Effective Amendment No. 23 to the Registration Statement is hereby incorporated by reference into this Post-Effective Amendment No. 24.



   The prospectuses of the Registrant's series retain their respective dates as follows:





            Fund                                  Date of Prospectus
            ----                                  ------------------
            Jennison Growth Fund................. December 3, 2003
            Dryden Active Allocation Fund........ December 3, 2003
            Jennison Equity Opportunity Fund..... December 3, 2003
            JennisonDryden Asset Allocation Funds February 17, 2004





   This Post-Effective Amendment No. 24 is being filed pursuant to Rule 485(b) under the Securities Act of 1933 solely for the following purposes:



  .   The attached executed Articles Supplementary are being filed as exhibit
      (a)(11) to the Registration Statement and replace the Form of Articles Supplementary filed as exhibit (a)(11) to Post-Effective Amendment No. 23 to the Registration Statement.



  . The attached opinion and consent of counsel is being filed as exhibit (i) to the Registration Statement and replaces the opinion and consent of counsel listed as exhibit (i) to Post-Effective Amendment No. 23.





   In addition, an updated Consent of Independent Auditors is being filed as exhibit (j) to the Registration Statement.

                                    PART C

                               OTHER INFORMATION

Item 23.

   Exhibits.

(a) (1) Amended and Restated Articles of Incorporation, incorporated by reference to Exhibit 1(c) to Post-Effective
    Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14,
    1996.

    (2) Articles Supplementary, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 4 to the
    Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 6, 1996.

    (3) Amendment of Articles of Incorporation, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment
    No. 4 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 6, 1996.

    (4) Articles Supplementary, incorporated by reference to Exhibit 1(d) to the Registration Statement on Form N-14
    (File No. 333-38087) filed via EDGAR on October 17, 1997.

    (5) Articles of Amendment, incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 8 to the
    Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

    (6) Articles Supplementary, incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 9 to the
    Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 27, 1998.

    (7) Articles of Amendment, incorporated by reference to Exhibit (1)(g) to the Registration Statement on Form N-14
    (File No. 333-41790) filed via EDGAR on July 20, 2000.

    (8) Articles of Amendment, incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 16 to the
    Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 8, 2000.

    (9) Articles of Amendment, incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 21 to the
    Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 3, 2003.

    (10) Articles Supplementary, incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 21 to the
    Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 3, 2003.

    (11) Articles Supplementary.*

(b) Amended and Restated By-laws dated July 17, 2003, incorporated by reference to Exhibit (b) to Post-Effective
    Amendment No. 21 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December
    3, 2003.

(c) Instruments defining rights of shareholders, incorporated by reference to Exhibit 4 to the Registration Statement on
    Form N-1A (File No. 33-61997) filed via EDGAR on August 22, 1995.

(d) (1) Amended and Restated Management Agreement between the Registrant and Prudential Investments Fund
    Management LLC with respect to Jennison Growth Fund, incorporated by reference to Exhibit (d)(1) to Post-
    Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on
    September 27, 2001.

    (2) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and Jennison Associates Capital
    Corp., with respect to Jennison Growth Fund and Jennison Equity Opportunity Fund, incorporated by reference to
    Exhibit 5(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997)
    filed via EDGAR on February 14, 1996.

    (3) Amended and Restated Management Agreement between the Registrant and Prudential Investments Fund
    Management LLC with respect to Dryden Active Allocation Fund, incorporated by reference to Exhibit (d)(3) to Post-
    Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on
    September 27, 2001.

    (4) Subadvisory Agreement between the Registrant and The Prudential Investment Corporation with respect to
    Dryden Active Allocation Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 17 to
    the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 27, 2001.

    (5) Amended and Restated Management Agreement between the Registrant and Prudential Investments Fund
    Management LLC with respect to Jennison Equity Opportunity Fund, incorporated by reference to Exhibit (d)(5) to
    Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 27, 2001.

    (6) Management Agreement between The Prudential Investment Portfolios, Inc. and Prudential Investments LLC.,
    incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 23 to the Registration Statement on
    Form N-1A (File No. 33-61997) filed via EDGAR on February 17, 2004.

    (7) Subadvisory Agreement between Prudential Investments LLC and Quantitative Management, a division of
    Prudential Investment Management, Inc., incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment
    No. 23 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 17, 2004.

(e) (1) Amended and Restated Distribution Agreement between the Registrant and Prudential Investment Management
    Services LLC, incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 16 to the Registration
    Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 8, 2000.

    (2) Form of Selected Dealer Agreement, incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No.
    8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

(g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to
    Exhibit 9 to the Registration Statement on Form N-14 (File No. 333-6755) filed via EDGAR on June 25, 1996.

    (2) Amendment to Custodian Contract, incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment
    No. 10 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 1999.

    (3) Amendment to Custodian Contract, incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment
    No. 23 to the Registration Statement on Form N-1A of Prudential Natural Resources Fund, Inc. (File No. 33-15166)
    filed via EDGAR on July 30, 2001.

    (4) Amendment to Custodian Contract, incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment
    No. 24 to the Registration Statement on Form N-1A of Prudential Natural Resources Fund, Inc. (File No. 33-15166)
    filed via EDGAR on July 30, 2002.

(h) (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc.,
    incorporated by reference to Exhibit 13(a) to the Registration Statement on Form N-14 (File No. 333-6755) filed via
    EDGAR on June 25, 1996.

    (2) Amendment to Transfer Agency Agreement, incorporated by reference to Exhibit (h)(2) to Post-Effective
    Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September
    29, 1999.

    (3) Amendment to Transfer Agency Agreement dated September 4, 2002, incorporated by reference to Exhibit h(3)
    to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (File No. 33-61997) filed via
    EDGAR on December 3, 2003.

(i) Opinion and consent of counsel.*

(j) Consent of Independent Auditors.*

(l) Purchase Agreement, incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 1 to the Registration
    Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.

(m) (1) Amended and Restated Distribution and Service Plan for Class A Shares, incorporated by reference to Exhibit
    15(a) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via
    EDGAR on June 11, 1998.


    (2) Amended and Restated Distribution and Service Plan for Class B Shares, incorporated by reference to Exhibit
    15(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via
    EDGAR on June 11, 1998.

    (3) Amended and Restated Distribution and Service Plan for Class C Shares, incorporated by reference to Exhibit
    15(c) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via
    EDGAR on June 11, 1998.

    (4) Amended and Restated Distribution and Service Plan for Class A shares dated June 1, 1998, incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File
    No. 33-61997) filed via Edgar on December 5, 2003.

    (5) Amended and Restated Distribution and Service Plan for Class B shares dated June 1, 1998, incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File
    No. 33-61997) filed via Edgar on December 5, 2003.

    (6) Amended and Restated Distribution and Service Plan for Class C shares dated June 1, 1998, incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File
    No. 33-61997) filed via Edgar on December 5, 2003.

(n) (1) Amended and Restated Rule 18f-3 Plan dated January 23, 2004, incorporated by reference to Exhibit (n)(1) to
    Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 17, 2004.

(p) (1) Amended Code of Ethics of the Registrant dated September 4, 2002, incorporated by reference to Exhibit (p)(1)
    to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (File No. 33-61997) filed via
    EDGAR on December 3, 2003.

    (2) Amended Personal Securities Trading Policy of Prudential dated September 4, 2002, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (File No. 33-
    61997) filed via EDGAR on December 3, 2003.

    (3) Code of Ethics of Jennison Associates LLC, incorporated by reference to Exhibit (p)(3) to Post-Effective
    Amendment No. 24 to the Registration Statement on Form N-1A of Prudential Natural Resources Fund, Inc. (File
    No. 33-15166) filed via EDGAR on July 30, 2002.

(q) (1) Powers of attorney dated August 1, 2003, incorporated by reference to Exhibit (q)(1) to Post-Effective
    Amendment No. 21 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on
    December 3, 2003.

    (2) Powers of attorney dated August 1, 2003, incorporated by reference to Exhibit (q)(2) to Post-Effective
    Amendment No. 21 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on
    December 3, 2003.

----------
    * Filed herewith.



Item 24. Persons Controlled by or under Common Control with the Company.

   None.

Item 25. Indemnification.

   As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article V of the Company's By-Laws (Exhibit (b) to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of the Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit
(e)(1) to the Registration Statement), Prudential Investment Management Services LLC may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

   The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

   Section 8 of each Management Agreement (Exhibits (d)(1), (3) and (5) to the Registration Statement) and Section 4 of each Subadvisory Agreement (Exhibits
(d)(2) and (4) to the Registration Statement) limit the liability of Prudential Investments LLC (PI), Jennison Associates LLC (Jennison) and Prudential Investment Management, Inc., respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and (i) of such Act remain in effect and are consistently applied.

   Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

   Under its Articles of Incorporation and its By-Laws, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h) advances will be limited in the following respect:

   (1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

   (2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

   (3) Such promise must be secured by a surety bond or other suitable insurance; and

   (4) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 26. Business and Other Connections of the Investment Advisers.

   (a) Prudential Investments LLC (PI)

   See "How the Fund is Managed--Manager" or "How the Portfolios are Managed--Manager" in the applicable Prospectuses and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

   The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

   The business and other connections of PI's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, New Jersey 07102-4077.

Name and Address  Position with PI              Principal Occupations
----------------  ----------------              ---------------------
Robert F. Gunia   Executive Vice President and  Executive Vice President, and Chief Administrative Officer, PI; Vice
                  Chief Administrative Officer    President, Prudential; President, PIMS; Executive Vice President,
                                                  Chief Administrative Officer and Director of American Skandia
                                                  Investment Services, Inc.; Executive Vice President and Director of
                                                  American Skandia Fund Services, Inc.; Executive Vice President,
                                                  Chief Administrative Officer and Director of American Skandia
                                                  Advisory Services, Inc.

William V. Healey Executive Vice President and  Executive Vice President, and Chief Legal Officer, PI; Vice President
                  Chief Legal Officer             and Associate General Counsel, Prudential; Senior Vice President,
                                                  Chief Legal Officer and Secretary, PIMS; Executive Vice President
                                                  and Chief Legal Officer of American Skandia Investment Services,
                                                  Inc., Executive Vice President and Chief Legal Officer of American
                                                  Skandia Fund Services, Inc.; Executive Vice President and Chief
                                                  Legal Officer of American Skandia Advisory Services, Inc.

Keithe L. Kinne   Executive Vice President      Executive Vice President, PI; Executive Vice President and Director of
                                                  American Skandia Investment Services, Inc. and Executive Vice
                                                  President and Director of American Skandia Advisory Services, Inc.

Kevin B. Osborn   Executive Vice President      Executive Vice President, PI; Executive Vice President and Director of
                                                  American Skandia Investment Services, Inc. and Executive Vice
                                                  President and Director of American Skandia Advisory Services, Inc.

Stephen Pelletier Executive Vice President      Executive Vice President, PI

Judy A. Rice      Officer in Charge, President, Officer-in-Charge, President, Chief Executive Officer and Chief
                  Chief Executive Officer and     Operating Officer of PI; Officer-in-Charge, Director, President, Chief
                  Chief Operating Officer         Executive Officer and Chief Operating Officer of American Skandia
                                                  Investment Services, Inc., Officer-in-Charge, Director, President and
                                                  Chief Executive Officer of American Skandia Fund Services, Inc.;
                                                  Officer-in-Charge, Director, President, Chief Executive Officer and
                                                  Chief Operating Officer of American Skandia Advisory Services, Inc.

   (b) Jennison Associates LLC (Jennison)

   See "How the Fund is Managed--Investment Adviser" in the Prospectuses of Jennison Equity Opportunity Fund and Jennison Growth Fund and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

   The business and other connections of Jennison's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

Name and Address     Principal Occupation
----------------     --------------------
Dennis M. Kass...... Director, Chairman and Chief Executive Officer, Jennison. Director and Vice President,
                       Prudential Investment Management, Inc. ("PIM"). Director, Prudential Trust Company.

Spiros Segalas...... Director, President and Chief Investment Officer, Jennison.

Michael A. Del Balso Director and Executive Vice President, Jennison.

Karen E. Kohler..... Director and Executive Vice President, Jennison.

Name and Address                 Principal Occupation
----------------                 --------------------

Kathleen A. McCarragher......... Director and Executive Vice President, Jennison.

Mary-Jane Flaherty.............. Director, Jennison. Managing Director - Strategic Initiatives, PIM. Director and Vice
Gateway Center Three, 15th Floor   President, Prudential Asset Management Holding Company ("PAMHC").
100 Mulberry Street
Newark, New Jersey 07102

Philip N. Russo................. Director, Jennison. Director, PIM. Director, PRICOA General Partner Limited. Treasurer, PIM
Gateway Center Three, 15th Floor   Warehouse, Inc. ("PIMW"). Chief Financial Officer, Executive Vice President and Treasurer,
100 Mulberry Street                PIFM Holdco, Inc. Chief Financial Officer, Executive Vice President and Treasurer,
Newark, New Jersey 07102           Prudential Investments LLC. Chief Financial Officer, Prudential Mutual Fund Services LLC.
                                   Vice President and Director, PIM Investments, Inc. ("PIMI"). Vice President Finance, PIM
                                   Foreign Investments, Inc. ("PIMF"). Chief Financial Officer, Executive Vice President and
                                   Director, American Skandia Investment Services, Incorporated. Chief Financial Officer and
                                   Director, American Skandia Fund Services, Inc. Chief Financial Officer, Executive Vice
                                   President and Director, American Skandia Advisory Services, Inc.

Victor Y. Sim................... Director, Jennison. Vice President Total Compensation, Prudential Financial, Inc. ("PFI").
751 Broad Street, 17th Floor
Newark, New Jersey 07102

John R. Strangfeld.............. Director, Jennison. Vice Chairman, PFI. Director and Chairman, PIM. Director and President,
751 Broad Street, 24th Floor       PAMHC. Director, Chairman and Chief Executive Officer, Prudential Securities Group Inc.
Newark, New Jersey 07102           Director, Chairman and Chief Executive Officer, Prudential Equity Group, Inc. Director and
                                   Chairman, PIM Global Financial Strategies, Inc. Director and President, Prudential Capital
                                   and Investment Services, LLC. Chairman, Wachovia Securities, LLC.

Kevin C. Uebelein............... Director, Jennison. Director, Chief Investment Officer, Senior Managing Executive Officer,
Prudential Investment              Executive Officer, The Gibraltar Life Insurance Company, Ltd. Senior Vice President, PIM.
Management (Japan), Inc.           Director, Prudential Investment Management (Japan), Inc. Director, Asian Infrastructure
Prudential Tower                   Mezzanine Capital Fund.
2-13-10 Nagata-cho, Chiyoda-ku
Tokyo, 100-0014 Japan

Bernard B. Winograd............. Director, Jennison. Director, Chief Executive Officer and President, PIM. Director and Vice
Gateway Center Three, 15th Floor   President, PAMHC. Director and Chairman, PIMW. Director and Chairman, PIC Holdings
100 Mulberry Street                Limited. Trustee, 745 Property Investments. Executive Vice President, Prudential
Newark, New Jersey 07102           Investment Management Services LLC. Director and President, PIMI. President, PIMF.
                                   Signatory Second Vice President, The Prudential Insurance Company of America.

   (c) Prudential Investment Management, Inc. (PIM)

   See "How the Fund is Managed--Investment Adviser" in the Prospectus of Dryden Active Allocation Fund, "How the Portfolios are Managed--Investment Adviser" in the Prospectus of JennisonDryden Asset Allocation Portfolios and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

   The business and other connections of PIM's directors and executive officers are as set forth below. The address of each person is Prudential Plaza, Newark, New Jersey 07102.

   The business and other connections of PIM's directors and executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102.

Name and Address        Position with PIM           Principal Occupations
----------------        -----------------           ---------------------
Matthew J. Chanin...... Director and Senior Vice    Director and President of Prudential Equity Investors, Inc.; Chairman,
Gateway Center Four     President                     Director and President of Prudential Private Placement Investors,
Newark, NJ 07102                                      Inc.

Dennis M. Kass......... Director and Vice President Chairman & CEO and Director of Jennison Associates LLC; Director of
18th Floor                                            Prudential Trust Company
466 Lexington Avenue
New York, NY 10017

Philip N. Russo........ Director                    Director of Jennison Associates LLC; Executive Vice President, Chief
                                                      Financial Officer and Treasurer, PI

John R. Strangfeld, Jr. Chairman of the Board and   Vice Chairman of Prudential Financial, Inc.: Chairman, Director and
                        Director                      CEO of Prudential Securities Group; Director and President of
                                                      Prudential Asset Management Holding Company; Director of
                                                      Jennison Associates LLC; Executive Vice President of the Prudential
                                                      Insurance Company of America.

James J. Sullivan...... Director, Senior Vice       Chairman, Director, President and CEO of Prudential Trust Company;
Gateway Center Two      President and Senior          Director and President of The Prudential Asset Management
Newark, NJ 07102        Managing Director             Company, Inc.

Bernard Winograd....... Director, President & CEO   Senior Vice President of Prudential Financial, Inc.; Director of Jennison
                                                      Associates, LLC; Director and Vice President of Prudential Asset
                                                      Management Holding Company

Item 27. Principal Underwriters.

   (a) Prudential Investment Management Services LLC (PIMS)

   PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Strategic Partners Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Dryden MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Dryden Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Strategic Partners Real Estate Securities Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Inc., Dryden Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc. and The Target Portfolio Trust.

   PIMS is also distributor of the following unit investment trusts: Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

   (b) Information concerning the directors and officers of PIMS is set forth below:

                       Positions and Offices with                               Positions and Offices
Name/(1)/              Underwriter                                              with Registrant
---------              --------------------------                               ---------------------
Edward P. Baird....... Executive Vice President                                 None

C. Edward Chaplin..... Executive Vice President and Treasurer                   None
751 Broad Street
Newark, NJ 07102

Kenneth J. Schindler.. Senior Vice President and Chief Compliance Officer       None
751 Broad St.
Newark, NJ 07102

Margaret Deverell..... Senior Vice President and Chief Financial Officer        None
213 Washington Street
Newark, NJ 07102

Robert F. Gunia....... President                                                Vice President and Director

William V. Healey..... Senior Vice President, Secretary and Chief Legal Officer None

Michael J. McQuade.... Senior Vice President                                    None

David R. Odenath...... Executive Vice President                                 None

Stephen Pelletier..... Executive Vice President                                 None

Scott G. Sleyster..... Executive Vice President                                 None
71 Hanover Road
Florham Park, NJ 07932

Bernard B. Winograd... Executive Vice President                                 None

----------
/(1)/ The address of each person named is Gateway Center 3, 100 Mulberry
      Street, Newark, New Jersey 07102-4077 unless otherwise noted.

   (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171, Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017, the Registrant, PI and PIM, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, New Jersey 08830. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11), 31a-1(f) and Rules 31a-1(b)(4) and
(11) and 31a-1(d) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

Item 29. Management Services.

   Other than as set forth under the captions "How the Fund is Managed--Manager," "How the Fund is Managed--Investment Advisers" and "How the Fund is Managed--Distributor" in the Prospectuses of Jennison Growth Fund, Dryden Active Allocation Fund and Jennison Equity Opportunity Fund, the captions "How the Portfolios are Managed--Manager," "How the Portfolios are Managed--Investment Adviser" and "How the Portfolios are Managed--Distributor" in the Prospectus of JennisonDryden Asset Allocation Portfolios and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

   Not applicable.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 26th day of February, 2004.


                        THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                           /s/  Judy A. Rice
                        ________________________________________________________
                               Judy A. Rice, President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature        Title                             Date
       ---------        -----                             ----

  /s/ Grace C. Torres                                     February 26, 2004
----------------------- Treasurer and Principal Financial
    Grace C. Torres       and Accounting Officer

           *
----------------------- Director
  David E. A. Carson

           *
----------------------- Director
   Robert E La Blanc

           *
----------------------- Director
    Robert F. Gunia

           *
----------------------- Director
Douglas H. McCorkindale

           *
----------------------- Director
  Richard A. Redeker

           *
----------------------- Director
     Judy A. Rice

           *
-----------------------
    Robin B. Smith      Director

           *            Director
-----------------------
   Stephen Stoneburn

         Signature                   Title    Date
         ---------                   -----    ----

             *                       Director
---------------------------
     Clay T. Whitehead

   *By  /s/ Lori E. Bostrom
---------------------------                   February 26, 2004
         Lori E. Bostrom
         Attorney-in-fact

                  THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                                 EXHIBIT INDEX


                   Exhibit
                   Number             Description
                   ------             -----------

                   (a)(11) Articles Supplementary.*

                   (i)     Opinion and Consent of Counsel.*

                   (j)     Consent of Independent Auditors.*

----------
*  Filed herewith.